Trade and other payables - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current
Trade payables	$ 514	$ 4,175
Payable from acquisition of subsidiary	0	12,646
Other payables	494	389
Trade and other payables, non-current	1,008	17,210
Current
Trade payables	140,949	193,127
Advances from customers	16,351	35,749
Taxes payable	9,482	8,868
Dividends to be paid	1,024	0
Payable from acquisition of subsidiary	13,404	3,575
Other payables	9,520	1,078
Trade and other payables, current	190,730	242,397
Trade and other payables	$ 191,738	$ 259,607